RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS [abstract]
Disclosure of right-of-use assets
15.	RIGHT-OF-USE ASSETS

	FPSO	Building and structures	Equipment	Pipelines	Leasehold lands	Total
Cost:
At January 1, 2019	7,334	739	274	907	754	10,008
Additions	-	40	576	-	123	739
Disposals and write-offs	-	(38)	-	-	-	(38)
Exchange differences	31	11	14	15	-	71
At December 31, 2019	7,365	752	864	922	877	10,780

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2019	-	-	-	(152)	(88)	(240)
Depreciation charge for the year	(712)	(169)	(422)	(33)	(23)	(1,359)
Impairment	-	-	-	-	-	-
Disposals and write-offs	-	-	-	-	-	-
Exchange differences	-	-	-	(2)	-	(2)
At December 31, 2019	(712)	(169)	(422)	(187)	(111)	(1,601)

Net book value:
At January 1, 2019	7,334	739	274	755	666	9,768
At December 31, 2019	6,653	583	442	735	766	9,179

Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	-	443	-	-	-	443

Variable lease payments not included in the measurement of lease liabilities	280	1	-	-	-	281

For both years, the Group leases various FPSO and offices for its operations. Lease contracts are entered into for fixed term of 13 months to 171 months, but may have extension options. Certain leases of pipelines were accounted for as finance leases during the year ended December 31, 2018 and carried interest ranged from 6.35% to 11%. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

During the current period, the Group recognized right-of-use assets of approximately RMB12 million for leases with the CNOOC Group.

Variable lease payments

Leases of FPSO are either with only fixed lease payments or contain variable lease payment that are based on production volume and minimum annual lease payment that are fixed over the lease term. The fixed and variable lease payments paid to relevant FPSO lessors for the year ended December 31, 2019 amounted to RMB1,016 million and RMB280 million.

The overall financial effect of using variable payment terms is that higher rental costs are incurred by FPSO with higher production volume. Variable rent expenses are expected to continue to represent a similar proportion of production volume in future years.